     As filed with the Securities and Exchange Commission on March 15, 1999
                     Registration No. 811-8494 and 33-78408

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A
                             REGISTRATION STATEMENT
                                      UNDER
                           THE SECURITIES ACT OF 1933                   [x]

                           Pre-Effective Amendment No. ___              [ ]

                         Post-Effective Amendment No. _6_               [x]
                                       and
                             REGISTRATION STATEMENT
                                      UNDER
                       THE INVESTMENT COMPANY ACT OF 1940               [x]

                                 Amendment No. _8_
                        (Check appropriate box or boxes)                [x]

                                   ----------

                                   MAGNA FUNDS
               (Exact name of registrant as specified in charter)

                                3435 Stelzer Road
                              Columbus, Ohio 43219


       Registrant's Telephone Number, Including Area Code: (800) 219-4182

Name and address
of agent for service                                    Copy to
--------------------                                    -------

Walter B. Grimm                                         John M. Loder, Esq.
BISYS Fund Services                                     Ropes & Gray
3435 Stelzer Road                                       One International Place
Columbus, Ohio  43219                                   Boston, MA 02110

                                   ----------

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b),

[ ]      60 days after filing pursuant to paragraph (a)(1),

[X]      75 days after filing pursuant to paragraph (a)(2), or

[ ]      on ____________ pursuant to paragraph (a)(2) of rule 485.

                                   MAGNA FUNDS

                              Cross Reference Sheet

Note: The information contained in this filing relates solely to the Magna Money Market Fund series of Magna Funds. No information contained in any prior Magna Funds filing relating to any other series of Magna Funds is amended or superseded hereby.

PART A

ITEM   REGISTRATION STATEMENT CAPTION          CAPTION IN PROSPECTUS
NO.
1.     Cover Page                              Cover Page

2.     Synopsis                                Summary of Expenses

3.     Condensed Financial Information         Not Applicable

4.     General Description of Registrant       Cover Page; The Trust; Investment
                                               Objective and Policies; Risk and
                                               Other Information About the
                                               Fund's Investments

5.     Management of the Fund                  Cover Page; The Trust; The Fund's
                                               Investment Adviser; Fund
                                               Management and Expenses;
                                               Portfolio Transactions; Back
                                               Cover

6.     Capital Stock and Other Securities      The Trust; Shareholder Services;
                                               Dividends, Capital Gain
                                               Distributions and Taxes

7.     Purchase of Securities Being Offered    How to Purchase Shares;
                                               Shareholder Services; Fund
                                               Management and Expenses

8.     Redemption or Repurchase                How to Redeem Shares

9.     Pending Legal Proceedings               Not Applicable

PART B

ITEM   REGISTRATION STATEMENT CAPTION          CAPTION IN STATEMENT OF
NO.                                            ADDITIONAL INFORMATION
10.    Cover Page                              Cover Page

11.    Table of Contents                       Table of Contents

12.    General Information and History         Not Applicable

13.    Investment Objectives and Policies      Investment Objectives and
                                               Policies; Investment Restrictions

14.    Management of the Fund                  Management of the Trust

15.    Control Persons and Principal Holders   Management of the Trust;
       of Securities                           Description of the Trust

16.    Investment Advisory and Other           Investment Advisory and Other
       Services                                Services

17.    Brokerage Allocation and Other          Portfolio Transactions and
       Practices                               Brokerage

18     Capital Stock and Other Securities      How to Redeem Shares
                                               (Prospectus); Redemptions;
                                               Dividends, Capital Gain
                                               Distributions and Taxes
                                               (Prospectus); Net Income,
                                               Dividends and Valuation; Tax
                                               Status; Description of the Trust

19.    Purchase, Redemption and Pricing of     How to Purchase Shares
       Securities Being Offered                (Prospectus); Shareholder
                                               Services; How to Redeem Shares
                                               (Prospectus); Redemptions; Net
                                               Income, Dividends and Valuation

20. Tax Status                                 Dividends, Capital Gain
                                               Distributions and Taxes
                                               (Prospectus); Net Income,
                                               Dividends and Valuation; Tax
                                               Status

PART B (CON'T)

ITEM   REGISTRATION STATEMENT CAPTION          CAPTION IN STATEMENT OF
NO.                                            ADDITIONAL INFORMATION
21.    Underwriters                            Investment Advisory and Other
                                               Services

22.    Calculations of Performance Data        Calculations of Performance Data

23.    Financial Statements                    Not Applicable

PART C

         The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.

==============================                 ==============================

INVESTMENT ADVISER
Union Planters Bank, National Association                MAGNA FUNDS
1401 South Brentwood Boulevard                     MAGNA MONEY MARKET FUND
St. Louis, Missouri 63144

ADMINISTRATOR & DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio  43219                                     PROSPECTUS
                                                             AND
TRANSFER AND DIVIDEND PAYING                             APPLICATION
AGENT
BISYS Fund Services                                      JUNE 1, 1999
3435 Stelzer Road
Columbus, Ohio  43219

CUSTODIAN
Fifth Third Bank
Fifth Third Center
Cincinnati, Ohio  45263

INDEPENDENT ACCOUNTANTS                               3435 STELZER ROAD
PricewaterhouseCoopers LLP                           COLUMBUS, OHIO 43219
100 East Broad Street                                   (800) 219-4182
Columbus, Ohio  43215

==============================                 ==============================

                             MAGNA MONEY MARKET FUND
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                                 (800) 219-4182

                                   PROSPECTUS
                                  JUNE 1, 1999

         Magna Money Market Fund (the "Fund") is a series of Magna Funds (the "Trust"), a mutual fund currently offering three series of shares. The other two series of shares, Magna Intermediate Government Bond Fund and Magna Growth & Income Fund, are offered pursuant to a separate prospectus. The Fund's investment adviser is Union Planters Bank, National Association ("Union Planters"). Investments in the Fund are neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

         This Prospectus concisely describes the information that you should know before investing in the Fund. Please read it carefully and keep it for future reference. A Statement of Additional Information dated June 1, 1999 is available free of charge; write to Magna Funds, P.O. Box 182754, Columbus, Ohio 43218-2754 or telephone (800) 219-4182. The Statement of Additional Information (the "Statement"), which contains more detailed information about the Fund, has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated by reference into this Prospectus.

         Shares are offered to the public through BISYS Fund Services ("BISYS"), the Trust's distributor. Shares are offered at net asset value.

                  For information about the Fund, including:

                           o        Establishing an account
                           o        Account procedures and status
                           o        Exchanges
                           o        Shareholder services

                  Call (800) 219-4182

         Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Union Planters Corporation, Union Planters Bank, National Association, or any other bank, and shares are not federally insured by the Federal Deposit Insurance Corporation or any other government agency. Investment in the Fund involves the risk of a possible loss of principal.

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
     AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
          PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                TABLE OF CONTENTS
SUMMARY OF EXPENSES...........................................................1

INVESTMENT OBJECTIVES AND POLICIES............................................2

RISK AND OTHER INFORMATION ABOUT THE FUND'S INVESTMENTS.......................3

THE FUND'S INVESTMENT ADVISER.................................................4

FUND MANAGEMENT AND EXPENSES..................................................4

PORTFOLIO TRANSACTIONS........................................................5

HOW TO PURCHASE SHARES........................................................5

SHAREHOLDER SERVICES..........................................................6

HOW TO REDEEM SHARES..........................................................7

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES..............................8

THE TRUST....................................................................10

ADDITIONAL INFORMATION.......................................................10

                               SUMMARY OF EXPENSES

         The following information is provided to assist you in understanding the various expenses that, as an investor in the Fund, you will bear directly or indirectly. The table below summarizes your maximum transaction costs from an investment in the Fund and the expenses which the Fund is expected to incur during the current fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment in the Fund over specified periods. The information below should not be considered a representation of future expenses, as actual expenses may be greater or less than those shown. THE ASSUMED 5% ANNUAL RETURN IN THE EXAMPLE BELOW SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE FUND INVESTMENT PERFORMANCE, SINCE ACTUAL PERFORMANCE WILL DEPEND UPON ACTUAL INVESTMENT RESULTS OF SECURITIES HELD IN THE FUND'S PORTFOLIO.

                                                                   Magna Money
                                                                   Market Fund
                                                                   -----------
Shareholder Transaction Expenses:
     Maximum Sales Load Imposed on Purchase (as % of
       offering price).............................................    None
     Maximum Sales Load Imposed on Reinvested Dividends
       (as % of offering price)....................................    None
     Deferred Sales Load (as % of original purchase price
        or redemption proceeds, as applicable)                         None
     Redemption Fees (1)...........................................    None
     Exchange Fees.................................................    None

Annual Fund Operating Expenses (as % of net assets):
     Investment Advisory Fees (after fee waiver) (2)...............   0.20%
     12b-1 Fees (after fee waiver) (2).............................   0.00%
     Other Expenses................................................   0.46%
                                                                      -----
     Total Fund Operating Expenses.................................   0.66%
                                                                      =====

--------------------

         (1) A Wire Fee (currently $5.00) will be deducted from the proceeds of redemptions effected by telephone. See "How to Redeem Shares."

         (2) The Fund's investment adviser and distributor has voluntarily agreed to reduce their fees to the amounts shown in the table above through [August 31, 2000]. Without such voluntary reductions, the adviser would be entitled to receive an investment advisory fee of 0.40% of the Fund's average daily net assets, and the distributor would be entitled to receive 12b-1 fees of 0.25% of the Fund's average daily net assets.

EXAMPLE:
--------

You would pay the following expenses on a $1,000 investment assuming a 5% annual return (with or without a redemption at the end of each time period):

     One Year.................................................     $9.00

     Three Years..............................................    $27.00


                       INVESTMENT OBJECTIVES AND POLICIES

         The Fund seeks maximum current income consistent with preservation of capital and liquidity. The Fund invests in a variety of high quality money market instruments. Investment in the Fund will be pooled with money from other investors in the Fund to invest in a managed portfolio consisting of securities appropriate to the Fund's investment objective and policies, as described below.

         There can be no assurance that the Fund will achieve its objective.

         The Fund invests in certificates of deposits, bankers' acceptances and other dollar-denominated obligations of banks whose net assets exceed $100 million. Up to 100% of the Fund's assets may be invested in these kinds of obligations. These obligations may be issued by U.S. banks or their foreign branches, or foreign banks (including their U.S. or foreign branches), subject to the conditions set forth in the Statement.

         The Fund may invest in commercial paper and other corporate debt obligations that satisfy the Fund's quality and maturity standards.

         The Fund may invest in "U.S. Government Securities," which term, as used in this prospectus, includes all securities issued or guaranteed by the U.S. Government or its agencies, authorities or instrumentalities. Some U.S. Government Securities are backed by the full faith and credit of the United States, some are supported by the discretionary authority of the U.S. Government to purchase the issuer's obligations (e.g., obligations of the Federal National Mortgage Association), some by the right of the issuer to borrow from the U.S. Government (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association).

         The Fund may also invest in repurchase agreements relating to any of the securities referred to above. In repurchase agreements, the Fund buys a security from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the security from the Fund at a higher price at a later date.

         All of the Fund's investments at the time of purchase (other than U.S. Government Securities and repurchase agreements relating thereto) will be rated in the highest rating category by a major rating agency or, if unrated, will be of comparable quality as determined by Union Planters Bank, National Association ("Union Planters" or the "Adviser"), under guidelines approved by the Trust's trustees.

         All investments of the Fund mature in 397 days or less, and the average maturity of the Fund's investments is 90 days or less. The maturity of repurchase agreements is calculated by reference to the repurchase date, not by reference to the maturity of the underlying security. All investments of the Fund will be in U.S. dollars and will be determined by the Adviser to present minimal credit risks under guidelines established by the Trust's trustees.

         No more than 10% of the Fund's net assets will be invested in illiquid securities, including repurchase agreements with maturities of more than seven days.

         Note: Except for certain policies that are explicitly described as fundamental in this Prospectus or in the Statement, the investment policies of the Fund and the Fund's investment objective may be changed without shareholder approval or prior notice.

         The Fund intends that all of its investments will comply with Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").


             RISK AND OTHER INFORMATION ABOUT THE FUND'S INVESTMENTS

         It is important to understand the following risks inherent in investing in the Fund before you invest.

         By investing only in high-quality, short-term securities, the Fund seeks to minimize risk. Although changes in interest rates can change the market value of the Fund's investments, the Fund expects those changes in the value of its investments to be minimal. The Fund cannot guarantee, however, that it will be able to maintain the net asset value of its shares at $1.00.

         All repurchase agreements entered into by the Fund provide that the seller's obligations must be fully collateralized at all times. The Fund may, however, face various delays and risks of loss if the seller defaults.

         The Fund's holdings of obligations of foreign banks or of foreign branches or subsidiaries of U.S. banks may be subject to different risks than obligations of domestic banks, such as foreign economic, political and legal developments and the fact that different regulatory requirements apply.

         Special Year 2000 Risk Considerations. Many services provided to the Fund depend on the proper functioning of computer systems. Many systems in use today cannot distinguish between the year 1900 and the year 2000. Should any of the Fund's (including the Fund's third party providers') service systems fail to process information properly, that could have an adverse impact on the Fund's operations and services provided to shareholders. Union Planters, as well as the Fund's administrator, transfer agent, custodian and other service providers, have reported that each is working toward mitigating the risks associated with the so-called "Year 2000 Problem." However, there can be no assurance that the problem will be corrected in all respects and that the Fund's operations and services provided to shareholders will not be adversely affected.

                          THE FUND'S INVESTMENT ADVISER

         Union Planters serves as the investment adviser to the Fund. Union Planters, a national bank, is an indirect wholly-owned subsidiary of Union Planters Corporation, a Tennessee corporation and a bank holding company.

         Union Planters is a multi-state national banking association headquartered in Memphis, Tennessee with total assets of approximately $30 billion. Union Planters strives to provide a full array of financial services to all segments of its customer base including business, commercial, consumer, agricultural and mortgage loans, warehouse lending and personal banking and trust services. Further, Union Planters' customers can conveniently access investment and insurance services through Union Planters' subsidiaries.


                          FUND MANAGEMENT AND EXPENSES

         The Fund has agreed to pay Union Planters an investment advisory fee at the annual rate of 0.40% of the Fund's average daily net assets. Union Planters has voluntarily agreed, however, to reduce the annual rate of its fee with respect to the Fund to 0.20% through [August 31, 2000].

         Under an agreement with the Trust, BISYS Fund Services ("BISYS") provides management and administrative services to the Fund, and, in general, supervises the operations of the Trust. The Fund pays BISYS a fee for its services to the Fund at the annual rate of 0.20% of the Fund's average net assets. The Fund has adopted a plan under Rule 12b-1 under the Investment Company Act of 1940 providing for payment to BISYS of a service fee at the annual rate of 0.25% of the Fund's average daily net assets. BISYS has agreed to waive this fee through [August 31, 2000]. If the fee was not being waived, BISYS would use the fee to pay the dealer responsible for a shareholder's account a service fee at the annual rate of 0.25% of the average daily net assets of such account.

         In addition to the investment advisory, management and 12b-1 fees, the Fund pays all expenses of the Fund's operations not expressly assumed by Union Planters or BISYS, including taxes, brokerage commissions, fees and expenses of registering or qualifying the Fund's shares under federal and state securities laws, fees of the Fund's custodian, transfer agent, independent accountants and legal counsel, expenses of shareholders' and trustees' meetings, expenses of preparing, printing and mailing prospectuses to existing shareholders, and fees of Trust trustees who are not directors, officers or employees of Union Planters, BISYS or their respective affiliated companies.

         The Trust's board of trustees oversees and supervises the affairs of the Fund, including the provision of services to the Fund by Union Planters and BISYS.

                             PORTFOLIO TRANSACTIONS

         In placing orders for the purchase and sale of portfolio securities for the Fund, Union Planters will always seek the best price and execution. It is expected that the Fund's portfolio transactions will generally be with issuers or dealers in money market instruments acting as principal. Accordingly, the Fund does not anticipate that it will pay significant brokerage commissions.

         Some of the Fund's portfolio transactions may be placed with brokers who provide Union Planters with supplementary information and statistical information or furnish market quotations to the Fund or other accounts advised by Union Planters. The business would not be so placed if the Fund would not thereby obtain the best price and execution. Although it is not possible to assign an exact dollar value to these research services, they may, to the extent used, tend to reduce the expenses of Union Planters. The research services may also be used by Union Planters in connection with its other advisory accounts and in some cases may not be used with respect to the Fund or the other funds of the Trust. Subject to seeking best price and execution, Union Planters may also allocate Fund portfolio transactions to dealers whose customers have invested in the Trust.

                             HOW TO PURCHASE SHARES

         The Fund currently offers one class of shares (Class A shares). You may make an initial purchase of shares of the Fund by submitting a completed application form and payment to:

                  Magna Funds
                  P.O. Box 182754
                  Columbus, OH 43218-2754

      The minimum initial investment in any Fund is $1,000 for regular accounts and $100 for IRAs and tax qualified retirement plans. Subsequent investments must be at least $50. See "Shareholder Services" below for further information about minimum investments in certain other circumstances.

      Certificates will not be issued for shares. The Fund may refuse any purchase order for its shares. See the Statement for more information.

      Upon acceptance of your order, BISYS Fund Services ("BISYS"), the Funds' shareholder servicing agent, will open an account for you, apply the payment to the purchase of full and fractional Fund shares and mail a statement of the account confirming the transaction.

      After an account has been established, you may send subsequent investments at any time directly to BISYS at the above address. The remittance must be accompanied by either the account identification slip detached from a statement of account or a note containing sufficient information to identify the account, i.e., the Fund's name and your account number or your name and social security number.

      Subsequent investments can also be made by federal funds wire. To purchase shares by wire, contact the Trust at (800) 219-4182 to obtain instructions regarding the bank account number into which the funds should be wired and other pertinent information.

      The Fund reserves the right to reject any purchase order, including orders in connection with exchanges, for any reason which the Fund in its sole discretion deems appropriate. Although the Fund does not anticipate that it will do so, the Fund reserves the right to suspend or change the terms of the offering of its shares.

      The price you pay will be the per share net asset value next calculated after a proper investment order is received by BISYS. Assets of the Fund normally are valued at amortized cost on each day that the New York Stock Exchange is open for trading. Net asset value per share is determined by dividing the Fund's net assets by the total number of Fund shares outstanding. The Fund's net assets are equal to the value of its investments and its other assets minus its liabilities.

      The Fund may accept telephone orders from broker-dealers who have been previously approved by BISYS. It is the responsibility of such broker-dealers to forward purchase or redemption orders promptly to the Fund. In addition to any sales charge, broker-dealers may charge the investor a transaction-based fee or other fee for their services at either the time of purchase or the time of redemption. Such charges may vary among broker-dealers but in all cases will be retained by the broker-dealer and not remitted to the Fund or Union Planters.


                              SHAREHOLDER SERVICES

      The Fund offers the following shareholder services, the terms, restrictions and limitations of which are more fully described in the Statement. Application forms are available from BISYS.

AUTOMATIC INVESTMENT PLAN

      Voluntary monthly investments of at least $100 may be made automatically by pre-authorized withdrawals from your checking account.

RETIREMENT PLANS

      The Fund's shares may be purchased by all types of tax-deferred retirement plans. Union Planters and its affiliates make available retirement plan forms for IRAs.

SYSTEMATIC WITHDRAWAL PLAN

      If the value of your account is at least $10,000 you may have periodic cash withdrawals automatically paid to you or any person you designate.

CHECK WRITING

      If the value of your account is at least [$10,000] you may select the check writing option on your application. The Fund will send you checks drawn on Fifth Third Bank, the Fund's custodian. Each check must be written for [$250] or more, subject to any exceptions set forth in the Statement.


                              HOW TO REDEEM SHARES

      You can redeem your shares by sending a written request to Magna Funds, P.O. Box 182754, Columbus, Ohio 43218-2754.

      The request must include the Fund's name, your account number, the exact name(s) in which your shares are registered, and the number of shares or the dollar amount to be redeemed. All owners of the shares must sign the request in the exact names in which the shares are registered (this appears on your confirmation statement) and should indicate any special capacity in which they are signing (such as trustee or custodian or on behalf of a partnership, corporation or other entity).

      If you are redeeming shares worth more than $10,000, or requesting that the proceeds check be made out to someone other than the registered owner(s), or be sent to an address other than your record address, you must have your signature guaranteed by an eligible guarantor. Eligible guarantors include commercial banks, trust companies, savings associations, credit unions and brokerage firms that are members of domestic securities exchanges. Before submitting your redemption request, you should verify with the guarantor institution that it is an eligible guarantor. Signature guarantees by notaries public are not acceptable.

      You may also redeem your shares by making a telephone call directly to BISYS at (800) 219-4182. When you telephone a redemption request, the proceeds are wired to the bank account previously chosen by you. A telephonic redemption request must be received by BISYS prior to the close of regular trading on the New York Stock Exchange ("NYSE"). If you telephone your request to BISYS after the NYSE closes or on a day when the NYSE is not open for business, the redemption price will be the net asset value per share next determined. The Trust, BISYS and Fifth Third Bank, the Trust's custodian, are not responsible for the authenticity of withdrawal instructions received by telephone. Reasonable procedures will be adopted to verify that telephone instructions are genuine.

      You may select the telephone redemption service when you fill out your initial application or you may select it later by completing the Service Options Form (with a signature guarantee), available from BISYS. If you decide to change the bank account to which proceeds are to be wired, you must send in this change on the Service Options Form with a signature guarantee. Telephonic redemptions may be made only if your bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System. In times of heavy market activity, a shareholder who encounters difficulty in placing a redemption or exchange order by telephone may wish to place the order by mail as described above.

      The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BISYS in proper form.

      Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired to your bank on the first business day following receipt of a proper redemption request. If you purchased your shares by check and your check was deposited less than 15 days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared, which may take up to 15 days from the purchase date.

      The Fund may suspend the right of redemption and may postpone payment for more than seven days when the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

      If the value of your account falls below a minimum amount set by the trustees of the Trust (currently $100), the Fund may close your account and send you the balance. The Fund will notify you at least 60 days before closing your account, to give you time to purchase additional shares to bring your account value above the minimum. Accounts will not be closed solely because the value of shares has fallen through market price movements.


                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

      The Fund pays out as dividends substantially all of the net investment income from interest it receives from its investments. The Fund's dividends are declared daily and paid to you monthly. If all of your Fund shares are redeemed at any time during a month, all dividends accrued to date will be paid together with the redemption proceeds. Dividends are automatically reinvested in more shares. If you prefer, you may receive them in cash by selecting that option on your Account Application. You may change your distribution option by notifying BISYS in writing or by calling (800) 219-4182. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will be automatically changed and your future dividends will be reinvested.

      For current yield information, shareholders or their investment representatives may call BISYS at (800) 219-4182.

      As long as the Fund distributes substantially all its net investment income and net short-term capital gains, if any, to its shareholders, it will not pay federal income tax on the amounts distributed.

      The Fund does not expect to realize a substantial amount of long-term capital gains. If it does, it will distribute them annually and they will be taxable to you as long-term capital gains, whether received in cash or additional shares and regardless of how long you have held your shares. No distribution from any Fund is expected to be eligible for the dividends-received deduction for corporations.

      To avoid certain excise taxes, the Fund must distribute by December 31 of each year virtually all of its ordinary income realized in that year, and all of any previously undistributed capital gain net income it realized in the twelve months ending October 31 of that year. Certain dividends declared by the Fund in December, but not actually received by you until January, will be treated for federal tax purposes as though you had received them on December 31.

      BISYS will send you and the Internal Revenue Service an annual statement detailing federal tax information, including information about dividends and distributions paid to you during the preceding year. You should consult your tax adviser about any state or local taxes that may apply to such distributions. BE SURE TO KEEP THIS STATEMENT AS A PERMANENT RECORD. A FEE MAY BE CHARGED FOR ANY DUPLICATE INFORMATION REQUESTED.

      The Fund is required to withhold 31% of all income dividends and capital gain distributions they pay to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you have underreported income in the past, or if you fail to certify to the Fund that you are not subject to such federal back-up withholding. In addition, the Fund is required to withhold 31% of the gross proceeds of Fund shares you redeem if you have not provided a correct, certified taxpayer identification number. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

      Dividends and distributions of short-term capital gains, if any, are taxable to you as ordinary income, whether paid in cash or in additional shares.

      Dividends derived from interest on U.S. Government Securities may be exempt from state and local taxes. The Fund intends to advise shareholders of the proportion of its dividends derived from such interest.

      Before investing in the Fund, you should check the consequences of your local and state tax laws, and of any retirement plan offering tax benefits.

      Note: The information above is only a summary of applicable tax law. You should consult your own tax adviser for more information about the tax consequences of an investment in the Fund.

                                    THE TRUST

      The Trust is a diversified open-end management investment company organized as a Massachusetts business trust on April 28, 1994. The Trust is authorized to issue an unlimited number of full and fractional shares of beneficial interest in multiple series. The Fund is a series of the Trust that commenced operations in 1999. Shares are freely transferable and entitle shareholders to receive dividends as determined by the Trust's board of trustees and to cast a vote for each share held at shareholder meetings. The Trust does not generally hold shareholder meetings and will do so only when required by law. Shareholders may call meetings to consider removal of the Trust's trustees.


                             ADDITIONAL INFORMATION

      The Fund may include its yield in advertisements or other written sales material. Yield may be either the yield for a particular seven-day period (stated on an annualized basis), or an "effective yield" calculated by assuming that an investor reinvests all Fund dividends throughout a one-year period and that the Fund earns net income for the entire year at the same rate as net income is earned during a particular seven-day period.

      The Fund may also show illustrations of how the value of an account with the Fund would have grown over past time periods, assuming that all dividends paid to that account were immediately reinvested in shares of the Fund.

                             MAGNA MONEY MARKET FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JUNE 1, 1999


         This Statement of Additional Information (the "Statement") is not a prospectus. This Statement relates to the prospectus of Magna Money Market Fund (the "Fund") dated June 1, 1999 (the "Prospectus"), and should be read in conjunction therewith. A copy of the Prospectus may be obtained from the Fund's distributor, BISYS Fund Services, 3435 Stelzer Road, Columbus Ohio 43219 ((800) 219-4182).

                                TABLE OF CONTENTS
                                -----------------
                                                                           PAGE
                                                                           ----
INVESTMENT OBJECTIVES AND POLICIES............................................1

INVESTMENT RESTRICTIONS.......................................................3

MANAGEMENT OF THE TRUST.......................................................6

INVESTMENT ADVISORY AND OTHER SERVICES........................................9

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................11

DESCRIPTION OF THE TRUST.....................................................12

HOW TO BUY SHARES............................................................15

NET INCOME, DIVIDENDS AND VALUATION..........................................15

SHAREHOLDER SERVICES.........................................................16

REDEMPTIONS..................................................................18

TAX STATUS...................................................................20

PERFORMANCE INFORMATION......................................................22

APPENDIX A..................................................................A-1

DESCRIPTION OF CERTAIN FUND INVESTMENTS.....................................A-1

APPENDIX B..................................................................B-1

RATINGS OF CORPORATE AND COMMERCIAL PAPER...................................B-1

                       INVESTMENT OBJECTIVES AND POLICIES
                       ----------------------------------

GENERAL
-------

         The investment objective and policies of the Magna Money Market Fund (the "Fund"), a series of Magna Funds (the "Trust"), are summarized in the Fund's Prospectus under "Investment Objective and Policies" and "Risk and Other Information about the Fund's Investments." The investment policies of the Fund set forth in the Prospectus and in this Statement of Additional Information may be changed by Union Planters Bank, National Association ("Union Planters"), the Funds' adviser, subject to review and approval by the Trust's board of trustees, without shareholder approval, except that the Fund's investment objective as set forth in the Prospectus and any Fund policy explicitly identified as "fundamental" may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund (which in the Prospectus and this Statement of Additional Information means the lesser of (i) 67% of the shares of the Fund represented at a meeting at which 50% or more of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

         The Fund will invest only in securities which Union Planters, acting under guidelines established by the Trust's board of trustees, has determined are of high quality and present minimal credit risk. For a description of certain of the money market instruments in which the Fund may invest, and the related descriptions of the ratings of Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), see Appendices A and B to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities.

         As described in the Prospectus, the Fund's investments may include certain U.S. dollar-denominated obligations of foreign banks or of foreign branches and subsidiaries of U.S. banks, which may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. Obligations of such branches or banks will be purchased only when the Adviser believes the risks are minimal.

         Considerations of liquidity, safety and preservation of capital may preclude the Fund from investing in money market instruments paying the highest available yield at a particular time. The Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of or in response to changing economic and money market conditions and trends. The Fund also invests to take advantage of what are believed to be temporary disparities in the yields of the different segments of the high quality money market or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Fund, may result in frequent changes in the portfolio of the Fund. There are usually no brokerage commissions as such paid by the Fund in connection with the purchase of securities of the type in which it invests. See "Portfolio Transactions."

         See also "Investment Restrictions" below.

         As noted in the Prospectus, the Fund may enter into repurchase agreements, which are agreements by which the Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve or, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), a recognized securities dealer) to repurchase the security at an agreed upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a U.S. Government Security or another type of high quality money market instrument, the obligation of the seller is not guaranteed by the U.S. Government or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, in case of such a default, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period, and (c) inability to enforce rights and the expenses involved in attempted enforcement. The Fund will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and the Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.

         As described in the Prospectus, all of the Fund's investments will, at the time of investment, have remaining maturities of 397 days or less. The average maturity of the Fund's portfolio securities based on dollar value will not exceed 90 days at the time of each investment. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days for the Fund, the Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of (i) the period remaining until the next readjustment of the interest rate and (ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S.
Government Securities, are treated as having a maturity of one day.

         The value of the securities held by the Fund can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security was held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of Fund shares could require the sale of portfolio investments at a time when a sale might not be desirable.

         After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. Neither event will require a sale of such security by such Fund. However, such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P (or another SEC-approved nationally recognized statistical rating organization ("NRSRO")) may change as a result of changes in such organizations or their rating systems, each Fund will, in accordance with standards approved by the Board of Trustees, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.

                             INVESTMENT RESTRICTIONS
                             -----------------------

         The following is a list of the Fund's investment restrictions. The restrictions set forth in the numbered paragraphs are fundamental policies and, accordingly, will not be changed without the consent of the holders of a majority of the outstanding voting securities of the applicable Fund.

         The Fund will not:

         (1) Purchase any security (other than U.S. Government Securities and repurchase agreements relating thereto) if, as a result, more than 5% of the Fund's total assets (taken at current value) would be invested in securities of a single issuer. This restriction applies to securities subject to repurchase agreements but not to the repurchase agreements themselves;

         (2) Purchase any security if, as a result, more than 25% of the Fund's total assets (taken at current value) would be invested in any one industry. This restriction does not apply to U.S. Government Securities and bank obligations. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents;

         (3) Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equivalent in kind and amount to those sold, and the Fund will not deposit or pledge more than 10% of its total assets (taken at current value) as collateral for such sales;

         (4) Acquire more than 10% of the total value of any class of the outstanding securities of an issuer or acquire more than 10% of the outstanding voting securities of an issuer. This restriction does not apply to U.S. Government Securities;

         (5) Borrow money, except as a temporary measure for extraordinary or emergency purposes (but not for the purpose of investment), in excess of 10% of its total assets (taken at cost) or 5% of such total assets (taken at current value), whichever is lower;

         (6) Pledge, mortgage or hypothecate more than 10% of its total assets (taken at cost);

         (7) Make loans, except by purchase of debt obligations in which the Fund may invest consistent with its objective and investment policies. This restriction does not apply to repurchase agreements;

         (8) Buy or sell oil, gas or other mineral leases, rights or royalty contracts, commodities or commodity contractors or real estate. This restriction does not prevent the Fund from purchasing securities of companies investing in real estate or of companies which are not principally engaged in the business of buying or selling such leases, rights or contracts;

         (9) Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

         (10) Make investments for the purpose of exercising control or management;

         (11) Participate on a joint or joint and several basis in any trading account in securities (the "bunching" of orders for the purchase or sale of portfolio securities with other accounts under the management of Union Planters to reduce acquisition costs, to average prices among them, or to facilitate such transactions, is not considered participating in a trading account in securities);

         (12) Write or purchase puts, calls or combinations thereof; or

         (13) Invest in the securities of other investment companies, except in connection with a merger, consolidation or similar transaction.

         Except as otherwise stated, the foregoing percentages and the percentage limitations set forth in the Prospectus will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

         The Fund will not purchase any security restricted as to disposition under federal securities laws if, as a result, more than 10% of the Fund's net assets would be invested in such securities or in other securities that are illiquid. [The Fund has implemented procedures to determine the liquidity of
Section 4(2) commercial paper purchased by the Fund for purposes of determining whether the Fund's limit on the purchases of illiquid securities has been met].

         The staff of the SEC is currently of the view that repurchase agreements maturing in more than seven days are "illiquid" securities. The Fund currently intends to conduct its operations in a manner consistent with this view. In addition, certain loan participations may be "illiquid" securities for this purpose.

                             MANAGEMENT OF THE TRUST

         The trustees and officers of the Trust and their principal occupations during the past five years are as follows (an asterisk indicates a trustee who is an "interested person" of the Trust as defined in the 1940 Act):

                                                                 PRINCIPAL OCCUPATIONS
NAME, ADDRESS AND AGE              POSITION WITH THE TRUST       DURING THE PAST FIVE YEARS
---------------------              -----------------------       --------------------------
Robert R. Archibald, Ph.D. (50)            Trustee               President, Missouri
Missouri Historical Society                                      Historical Society
P.O. Box 11940
St. Louis, MO  63112-0940

Earl E. Lazerson (67)                      Trustee               Director, National Stockyards;
5 Hidden Valley Lane                                             Director, AAA of Missouri;
Edwardsville, IL  62022                                          President (until 1993) and
                                                                 Professor (until 1994), So.
                                                                 Illinois University at Edwardsville

Brad L. Badgley* (47)                      Trustee               Attorney, Heiligenstein & Badgley,
Heiligenstein & Badgley PC                                       PC; Director, Magna Trust Company
30 Public Square                                                 (an affiliate of Magna Bank, N.A.,
Belleville, Illinois 62220                                       which merged into Union Planters in
                                                                 1998) (until 1997); Director, Banc
                                                                 Star One (1995 to present)

Robert E. Saur (55)                        Trustee               President and Owner, Conrad
750 S. Hanley Street                                             Properties Corp. (real estate);
Clayton, MO 63105                                                Director, Enterbank Holding Company

Harry R. Maier* (52)                       Trustee               Chief Executive Officer, Memorial
118 Sun Lake Dr.                                                 Hospital, Belleville, Illinois
Belleville, IL 62221

Neil Seitz (55)                            Trustee               Dean, School of Business, Saint
School of Business                                               Louis University; Professor, Saint
Saint Louis University                                           Louis University (until 1993)
3674 Lindell Blvd.
St. Louis, MO 63108

Walter B. Grimm (53)               President                     Senior Vice President, BISYS Fund
BISYS Fund Services                                              Services, Limited Partnership;
3435 Stelzer Road                                                President, Leigh Investments
Columbus, Ohio 43219                                             Consulting (investments firm)

William J. Tomko (39)              Vice President                Executive Vice President and Chief
BISYS Fund Services                                              Operating Officer, BISYS Fund
3435 Stelzer Road                                                Services, Inc.
Columbus, Ohio 43219

Alaina V. Metz (31)                Assistant Secretary           Chief Administrator, Administrative
BISYS Fund Services                                              and Regulatory Services, BISYS Fund
3435 Stelzer Road                                                Services, Limited Partnership
Columbus, Ohio 43219

Chuck L. Booth (38)                Vice President                Vice President, BISYS Fund
BISYS Fund Services                                              Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Paul T. Kane (42)                  Treasurer                     From December 1997 to present,
3435 Stelzer Road                                                employee of BISYS Fund Services;
Columbus, Ohio 43219                                             from March 1995 to December 1997,
                                                                 employee of Fidelity Service
                                                                 Company

Robert L. Tuch (47)                Secretary                     Vice President, BISYS Fund
BISYS Fund Services                                              Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

-----------------------

* Trustee or Nominee who is an "interested person" (as defined in the 1940 Act) of the Trust. Mr. Maier and Mr. Badgley are "interested persons" by reason of owning shares of Union Planters Corporation, the ultimate parent company of Union Planters.

         Previous positions of officers of the Trust during the past five years with BISYS or its affiliates are omitted if not materially different from their current positions. Mr. Grimm and Mr. Tomko were first elected by the Trustees to serve in the offices noted above in January 1997. All other officers of the Trust noted above were first elected by the Trustees to serve in the offices noted above in October 1997. Each officer of the Trust serves at the pleasure of the Trustees until his or her successor is elected or qualified, or until he or she sooner dies, resigns, is removed or becomes disqualified.

         The Trust pays no compensation to its officers. Each trustee is compensated at the rate of $5,000 per annum plus $500 for each meeting of the trustees he attends. The Trust provides no pension or retirement benefits to Trustees, but has adopted a deferred payment arrangement under which each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have if they had been invested in each Fund of the Trust on the normal payment date for such fees. As a result of this method of calculating the deferred payments, each Fund, upon making the deferred payments, will be in the same financial position as if the fees had been paid on the normal payment dates.

         The following table sets forth the amount of the compensation paid (or deferred in lieu of current payment) by the Trust during its fiscal year ended August 31, 1998 to the persons who served as Trustees during all or any portion of such fiscal year:

                                 AGGREGATE                 TOTAL
                                 COMPENSATION              COMPENSATION
PERSON                           FROM TRUST                FROM TRUST
------                           ----------                ----------
Robert R. Archibald                $6000                      $6000

Brad L. Badgley                    $7000                      $7000

Earl E. Lazerson                   $6500                      $6500

Harry R. Maier                     $7000                      $7000

Robert E. Saur                     $7000                      $7000

Neil Seitz                         $7000                      $7000

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

         Under an investment advisory agreement with the Trust, on behalf of the Fund, Union Planters provides investment advice for, and supervises the investment program of, the Fund. Union Planters, located at 1401 South Brentwood Boulevard, St. Louis, Missouri 63144, is a wholly-owned subsidiary of Union Planters Holding Corporation, itself a wholly-owned subsidiary of Union Planters Corporation, a Tennessee corporation and a bank holding company. Union Planters Corporation, headquartered in Memphis, Tennessee, is one of the 30 largest banking organizations in the country, with total assets of approximately $30 billion. Through their offices in twelve states, Union Planters Corporation and its subsidiaries provide a broad range of financial services to individuals and businesses.

         The Fund pays Union Planters an annual investment advisory fee based on a percentage of the Fund's average daily net assets. Pursuant to Union Planters' voluntary reduction of its advisory fees through [August 31, 2000], such fee is 0.20%. Without such voluntary reduction, such fee would be 0.40%.

         The Fund's advisory agreement provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually (i) by the board of trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the trustees who are not "interested persons" of the Trust, as that term is defined in the 1940 Act, cast in person at a meeting called for the purpose of voting on such approval. Any amendment to the advisory agreement must be approved (i) by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the trustees who are not such interested persons, cast in person at a meeting called for the purpose of voting on such approval. The agreement may be terminated without penalty by vote of the board of trustees or by vote of a majority of the outstanding voting securities of the Fund, upon sixty days' written notice, or by Union Planters upon ninety days' written notice, and terminates automatically in the event of its assignment. In addition, the agreement will automatically terminate if the Trust or the Fund shall at any time be required by Union Planters to eliminate all reference to the word "Magna" in the name of the Trust or the Fund, unless the continuance of the agreement after such change of name is approved by a majority of the outstanding voting securities of the Fund and by a majority of the trustees who are not interested persons of the Trust or Union Planters.

         The advisory agreement provides that Union Planters shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

         Union Planters and its affiliates also provide investment advice to numerous other corporate and fiduciary clients. These other clients sometimes invest in securities in which the Fund also invests. If the Fund and such other clients desire to buy or sell the same portfolio securities at the same time, purchases and sales may be allocated, to the extent practicable, on a pro rata basis in proportion to the amounts desired to be purchased or sold for each. It is recognized that in some cases the practices described in this paragraph could have a detrimental effect on the price or amount of the securities which the Fund purchases or sells. In other cases, however, it is believed that these practices may benefit the Fund. It is the opinion of the trustees that the desirability of retaining Union Planters as adviser for the Fund outweighs the disadvantages, if any, which might result from these practices.

ADMINISTRATOR

         BISYS Fund Services ("BISYS"), under an agreement with the Trust, provides management and administrative services to the Fund, and, in general, supervises the operations of the Trust. BISYS does not provide investment advisory services. As part of its duties, BISYS provides office space, equipment and clerical personnel for managing and administering the affairs of the Trust. BISYS supervises the provision of custodial, auditing, valuation, bookkeeping, legal, and dividend disbursing services and provides other management and administrative services. The Trust pays BISYS a fee for its services to each Fund of the Trust at the annual rate of 0.20% of the Trust's average daily net assets.

TRUST EXPENSES

         The Trust pays the compensation of its trustees; registration, filing and other fees in connection with requirements of regulatory authorities; all charges and expenses of its custodian and transfer agent; the charges and expenses of its independent accountants; all brokerage commissions and transfer taxes in connection with portfolio transactions; all taxes and fees payable to governmental agencies; the expenses of meetings of the shareholders and trustees of the Trust; the charges and expenses of the Trust's legal counsel; interest on any borrowings by the Funds; the cost of services, including services of counsel, required in connection with the preparation of, and the cost of printing, the Trust's registration statements and prospectuses, including amendments and revisions thereto, annual, semiannual and other periodic reports of the Trust, and notices and proxy solicitation material furnished to shareholders or regulatory authorities, to the extent that any such materials relate to the Trust or its shareholders; and the Trust's expenses of bookkeeping, accounting, auditing and financial reporting, including related clerical expenses.

         Custodial Arrangements. Fifth Third Bank, Fifth Third Center, Cincinnati, Ohio 45263, became the Trust's custodian on June 2, 1997. As such, Fifth Third Bank holds in safekeeping securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities held in book entry form belonging to the Fund. Upon instruction, Fifth Third Bank receives and delivers cash and securities of the Fund in connection with the Fund's transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. Pursuant to an agreement with the Trust, the Custodian receives compensation from the Fund for such services based upon a percentage of the Fund's average daily net assets.

         Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, Ohio 43215. PricewaterhouseCoopers LLP conducts an annual audit of the Fund's financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Fund as to matters of accounting and federal and state income taxation.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE

         Transactions on U.S. stock exchanges and other agency transactions for the account of a Fund involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or markup. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by the Money Market Fund will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, the Fund will not ordinarily pay significant brokerage commissions with respect to securities transactions.

         It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934 (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Union Planters or its affiliates receive brokerage and research services and other similar services from many broker-dealers with which Union Planters places the Fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, newspapers, magazines, pricing services, quotation services, news services, timing services and personal computers utilized by Union Planters' or its affiliates' portfolio managers and analysts. Some of these services are of value to Union Planters and its affiliates in advising various of their clients (including the Fund), although not all of these services are necessarily useful and of value in managing the Fund. The management fees paid by the Fund are not reduced because Union Planters and its affiliates receive these services, even though Union Planters might otherwise be required to purchase some of these services for cash.

         Union Planters places all orders for the purchase and sale of portfolio investments for the Fund. In doing so, Union Planters uses its best efforts to obtain for the Fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Union Planters, having in mind the Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

         As permitted by Section 28(e) of the 1934 Act, Union Planters may cause the Fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Union Planters or its affiliates an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the Fund on an agency basis in excess of the commission which another broker would have charged for effecting that transaction. Union Planters' authority to cause the Fund to pay any such greater commissions is also subject to such policies as the Trust's trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly, Union Planters will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trust's trustees may determine, Union Planters considers sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

         Under the 1940 Act, persons affiliated with the Trust are prohibited from dealing with the Fund as a principal in the purchase and sale of securities. Since transactions in the over-the-counter market usually involve transactions with dealers acting as principals for their own accounts, affiliated persons of the Trust, such as BISYS, may not serve as the Fund's dealer in connection with such transactions.

                            DESCRIPTION OF THE TRUST

         The Trust, registered as a diversified open-end management investment company, is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (the "Declaration of Trust") dated April 28, 1994. The Trust is currently divided into three separate series -- one for the Fund, and one for each of the Magna Growth & Income Fund and the Magna Intermediate Government Bond Fund.

SERIES AND CLASSES OF SHARES

         The Declaration of Trust currently permits the trustees to issue an unlimited number of full and fractional shares, in multiple series. Each Fund represents a separate series of shares. Each share of each Fund represents an equal proportionate interest in such Fund with each other share of that Fund and is entitled to a proportionate interest in the dividends and distributions from that Fund. The shares of each Fund do not have any preemptive rights. Upon termination of any Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of that Fund are entitled to share pro rata in the net assets of that Fund available for distribution to shareholders. The Declaration of Trust also permits the trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

         The assets received by each Fund for the issue or sale of its shares and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that Fund. The underlying assets are segregated and are charged with the expenses with respect to that Fund and with a share of the general expenses of the Trust. Any general expenses of the Trust that are not readily identifiable as belonging to a particular Fund are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. Although the expenses of the Trust are allocated to the separate books of account of each Fund, certain expenses may be legally chargeable against the assets of two or more Funds.

         The Declaration of Trust also permits the trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the trustees may designate. The Trust may at a future date offer different classes of shares of each Fund with different sales charge arrangements. The trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios. Shareholders' investments in such an additional or merged portfolio would be evidenced by a separate series of shares (i.e., a new "Fund").

         The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or any Fund, however, may be terminated at any time by a vote of at least two-thirds of the outstanding shares of each Fund affected. The Declaration of Trust further provides that the trustees may also terminate the Trust or any Fund upon written notice to the shareholders.

VOTING RIGHTS

         As summarized in the Prospectus, shareholders are entitled to one vote for each full share held (with fractional votes for each fractional share held) and may vote (to the extent provided in the Declaration of Trust) in the election of trustees and the termination of the Trust and on other matters submitted to the vote of shareholders.

         The Declaration of Trust provides that on any matter submitted to a vote of all Trust shareholders, all Trust shares entitled to vote shall be voted together irrespective of series or sub-series unless the rights of a particular series or sub-series would be adversely affected by the vote, in which case a separate vote of that series or sub-series shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule l8f-2 under the 1940 Act provides in effect that a class shall be deemed to be affected by a matter unless it is clear that the interests of each class in the matter are substantially identical or that the matter does not affect any interest of such class. On matters affecting an individual series, only shareholders of that series are entitled to vote. Consistent with the current position of the SEC, shareholders of all series vote together, irrespective of series, on the election of trustees and the selection of the Trust's independent accountants, but shareholders of each series vote separately on other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory agreement relating to that series.

         There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if, as a result of a vacancy on the board of trustees, less than two-thirds of the trustees holding office have been elected by the shareholders, that vacancy may be filled only by a vote of the shareholders. In addition, trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares.

         Upon written request by the holders of shares having a net asset value constituting 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders).

         Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Voting rights are not cumulative.

         No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust, except
(i) to change the Trust's name or to cure technical problems in the Declaration of Trust and (ii) to establish, change or eliminate the par value of any shares (currently all shares have no par value).

SHAREHOLDER AND TRUSTEE LIABILITY

         Under Massachusetts law, Fund shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of each Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a Fund shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.

         The Declaration of Trust further provides that the trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that such action was in or not opposed to the best interests of the Trust. No officer or trustee may be indemnified against any liability to the Trust or the Trust's shareholders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                                HOW TO BUY SHARES

         The procedures for purchasing shares of the Funds are summarized in the Prospectus under "How to Purchase Shares."

                       NET INCOME, DIVIDENDS AND VALUATION

Determination of Net Income
---------------------------

         The Fund's net income is determined as of the close of regular trading on the New York Stock Exchange (the "NYSE") on each day that the NYSE is open for trading. The NYSE is expected to be closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net income includes (i) all interest accrued and discount earned on the Fund's portfolio investments, minus (ii) amortized premium on such investments, plus or minus
(iii) all realized gains and losses on such investments, and minus (iv) all expenses of the Fund.

Daily Dividends
---------------

         As described in the Prospectus, the Fund's net income is declared as a dividend, at the closing of regular trading on the NYSE each day that the NYSE is open. Dividends will be paid in cash to the shareholder if the shareholder has notified the Fund in writing of the election on or before payable date. The net income for Saturdays, Sundays and other days on which the NYSE is closed is declared as a dividend on the immediately preceding business day. Although the Fund does not expect to realize any long-term capital gains, if such gains are realized they will be distributed once a year.

Valuation of the Fund's Portfolio Investments
---------------------------------------------

         The total net asset value of the Fund (the excess of the Fund's assets over its liabilities) is determined by BISYS as of the close of regular trading on the NYSE on each day the Exchange is open for trading. (See "Determination of Net Income.") The portfolio securities of the Fund are valued at their fair value as determined in good faith by the Trust's board of trustees or person acting at their direction. Under normal market conditions, portfolio securities will be valued at amortized cost as described below. Fund expenses are paid or accrued each day.

         Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at the maturity the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of the Fund may at times be more or less than their market value.

         By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share were not constant and were permitted to fluctuate with the market value. It is believed that any difference will normally be minimal. The trustees monitor quarterly the deviation between the Fund's net asset value per share as determined by using available market quotations and its amortized cost price per share. Union Planters makes such comparisons at least weekly and will advise the trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1% for the Fund, the board of trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of the Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends; or using a net asset value per share as determined by using available market quotations. There is no assurance that the Fund will be able to maintain its net asset value at $1.00.

                              SHAREHOLDER SERVICES

OPEN ACCOUNTS

         A shareholder's investment in any Fund is automatically credited to an open account maintained for the shareholder by BISYS Fund Services, Inc. ("BISYS"), the shareholder servicing agent for Trust. Following each transaction in the account, a shareholder will receive an account statement disclosing the current balance of shares owned and the details of recent transactions in the account. After the close of each calendar year, BISYS will send each shareholder a statement providing federal tax information on dividends and distributions paid to the shareholder during the year. This should be retained as a permanent record. Shareholders will be charged a fee for duplicate information.

         The open account system permits the purchase of full and fractional shares and, by making the issuance and delivery of certificates representing shares unnecessary, eliminates the problems of handling and safekeeping certificates, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates.

         The costs of maintaining the open account system are borne by the Trust, and no direct charges are made to shareholders. Although the Trust has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.

SYSTEMATIC WITHDRAWAL PLAN

         A Systematic Withdrawal Plan, referred to in the Prospectus under "Shareholder Services-- Systematic Withdrawal Plan," provides for monthly, quarterly, semiannual or annual withdrawal payments of $100 or more from the account of a shareholder provided that the account has a value of at least $10,000 at the time the plan is established.

         Payments will be made either to the shareholder or to any other person designated by the shareholder. If payments are issued to an individual other than the registered owner(s), a signature guarantee will be required on the Plan application. All shares in an account that is subject to a Systematic Withdrawal Plan must be held in an open account rather than in certificated form. Income dividends and capital gain distributions will be reinvested at the net asset value determined as of the close of regular trading on the New York Stock Exchange on the record date for the dividend or distribution.

         Since withdrawal payments represent proceeds from the liquidation of shares, the shareholder should recognize that withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a decline in net asset value. Accordingly, the shareholder should consider whether a Systematic Withdrawal Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Fund makes no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a plan. See "Redemptions" and "Income Dividends, Capital Gain Distributions and Tax Status" below for certain information as to federal income taxes.

IRAS

         Under "Shareholder Services--Retirement Plans," the Prospectus refers to IRAs established under a prototype plan made available by Union Planters. These plans may be funded with shares of the Fund.

         All income dividends and capital gain distributions of plan participants must be reinvested. Plan documents and further information can be obtained from Union Planters.

         Check with your financial or tax adviser as to the suitability of Fund shares for your retirement plan.

CHECK WRITING

         A shareholder may select the check writing option by completing the relevant section of the application, the signature card and the other related materials included in or attached to the application. Existing shareholders may add check writing to an existing account by contacting BISYS at 1-800-219-4182 to receive the application and related materials. The Fund will send you checks drawn on Fifth Third Bank, the Trust's custodian. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $250 or more, except that qualified corporate retirement plans and certain other corporate accounts may write checks for any amount.

         If you use withdrawal checks, you will be subject to Fifth Third Bank's rules governing checking accounts. The Fund, Union Planters, BISYS and their respective affiliates are in no way responsible for any check writing account established with Fifth Third Bank.

         A shareholder may not close its Fund account by withdrawal check, because the exact balance of the shareholder's account will not be known until after the check is received by Fifth Third Bank.

AUTOMATIC INVESTMENT

         The Trust has an automatic investment plan. A shareholder may authorize automatic monthly transfers of $100 or more from its bank checking or savings account to purchase shares of the Fund (or any other fund of the Trust).

         For an initial investment, shareholders should indicate that they would like to begin an automatic investment plan in the appropriate section of the application. Please indicate the amount of the monthly investment and enclose a check marked "Void" or a deposit slip from your bank account.

         To add the automatic investment plan option to an existing account, please call BISYS at 1-800-219-4182 for an application.

                                   REDEMPTIONS

         The procedures for redemption of Fund shares are summarized in the Prospectus under "How to Redeem Shares."

         Except as noted below, signatures on redemption requests must be guaranteed by commercial banks, trust companies, savings associations, credit unions or brokerage firms that are members of domestic securities exchanges. Signature guarantees by notaries public are not acceptable. However, as noted in the Prospectus, a signature guarantee will not be required if the proceeds of the redemption do not exceed $10,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address.

         If a shareholder selects the telephone redemption service in the manner described in the next paragraph, Fund shares may be redeemed by making a telephone call directly to BISYS at (800) 219-4182. When a telephonic redemption request is received, the proceeds are wired to the bank account previously chosen by the shareholder and a nominal wire fee (currently $5.00) is deducted. Telephonic redemption requests must be received by BISYS prior to the close of regular trading on the NYSE on a day when the NYSE is open for business. Requests made after that time or on a day when the NYSE is not open for business will receive the net asset value per share next determined after the redemption request is received in good order.

         In order to redeem shares by telephone, a shareholder must either select this service when completing the Fund application or must do so subsequently on the Service Options Form available from BISYS. When selecting the service, a shareholder must designate a bank account to which the redemption proceeds should be wired. Any change in the bank account so designated must be made by furnishing to BISYS a completed Service Options Form with a signature guarantee. Whenever the Service Options Form is used, the shareholder's signature must be guaranteed as described above. Telephone redemptions may only be made if an investor's bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Trust, BISYS and Fifth Third Bank are not responsible for the authenticity of withdrawal instructions received by telephone.

         The redemption price will be the net asset value per share next determined after the redemption request and any necessary special documentation are received by BISYS in proper form. Proceeds resulting from a written redemption request will normally be mailed to you within seven days after receipt of your request in good order. Telephonic redemption proceeds will normally be wired on the first business day following receipt of a proper redemption request. In those cases where you have recently purchased your shares by check and your check was received less than 15 days prior to the redemption request, the Fund may withhold redemption proceeds until your check has cleared, which may take up to 15 days from the purchase date.

         The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the board of trustees of the Trust determines it to be advisable in the interest of the remaining shareholders. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Trust has elected to be governed by Rule l8f-l under the 1940 Act pursuant to which the Trust is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Trust at the beginning of such period.

         A redemption constitutes a sale of the shares for federal income tax purposes on which the investor may realize a long- or short-term capital gains or loss. See "Income Dividends, Capital Gains Distributions and Tax Status."

                                   TAX STATUS

         As required by federal law, detailed federal tax information will be furnished to each shareholder for each calendar year on or before January 31 of the succeeding year.

         The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock or securities, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock or securities; (ii) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and (iii) at the end of each fiscal quarter maintain at least 50% of the value of its total assets in cash, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, with no more than 25% of its assets invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses. To satisfy these conditions, the Fund may be limited in its ability to use certain investment techniques and may be required to liquidate assets to distribute income. Moreover, some investment techniques used by the Fund may change the character and amount of income recognized by the Fund. As a regulated investment company, the Fund will not be subject to federal income tax on income paid on a timely basis to its shareholders in the form of dividends or capital gain distributions.

         An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" (as defined in the Code) over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

         Shareholders of the Fund will be subject to federal income taxes on distributions made by the Fund, whether received in cash or additional shares of the Fund. Distributions by the Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Distributions designated by the Fund as deriving from net gains on securities held for more than one year will be taxable to shareholders as long-term capital gain (generally at a 20% rate for noncorporate shareholders), regardless of how long a shareholder has held shares in the Fund. A loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividend paid to the shareholder with respect to such shares.

         Dividends and distributions on the Fund's shares are generally subject to a federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such distributions are likely to occur in respect of shares purchased at a time when a Fund's net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Fund's net asset value also reflects unrealized losses.

         Redemptions, sales and exchanges of the Fund's shares are taxable events and, accordingly, shareholders may realize gains and losses on these transactions. Provided the shareholder holds the shares as a capital asset, any gain realized upon a taxable disposition of shares will be treated as long-term capital gain if the shares have been held for more than 12 months. Otherwise, the gain on the redemption, sale or exchange of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as a long-term capital loss if the shares have been held for more than 12 months, and otherwise as short-term capital loss. No loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale.

         The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action.

         Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding specific questions as to federal, state or local taxes.

         The foregoing discussion relates solely to U.S. investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

                             PERFORMANCE INFORMATION

         The Fund may from time to time include its total return and/or yield in advertisements or in information furnished to present or prospective shareholders. The Fund may from time to time include in advertisements its total return and the ranking of those performance figures relative to such figures for groups of mutual funds categorized by Morningstar, Donoghue, or Lipper Analytical Services as having the same investment objective.

         The Fund may make reference in its advertising and sales literature to awards, citations and honor bestowed on it or Union Planters by industry organizations and other observers and raters, including, but not limited to Dalbar's Quality Tested Service Seal and Key Honors Award. Such reference may explain the criteria for the award, indicate the nature and significance of the honor and provide statistical and other information about the award and the selection process, including, but not limited to, the scores and categories in which the Fund excelled, the names of funds and fund companies that have previously won the award and comparative information and data about those against whom the Fund competed for the award, honor or citation.

Total Return. Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, five, and ten years (or for such shorter periods as shares of the Fund have been offered), calculated pursuant to the following formula: P (1 + T) [n exponent]= ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 payment and (ii) all dividends and distributions are reinvested when paid. Quotations of total return may also be shown for other periods. The Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

Yield. The Fund's yield, as it may appear in advertisements or written sales material, represents the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period for which yield is determined (the "base period"). Current yield for the base period (for example, seven calendar days) is calculated by dividing (i) the net change in the value of the account for the base period by (ii) the number of days in the base period. The resulting number is then multiplied by 365 to determine the net income on an annualized basis. This amount is divided by the value of the account as of the beginning of the base period, normally $1, in order to state the current yield as a percentage. Yield may also be calculated on a compound basis ("effective" or "compound" yield) which assumes continual reinvestment throughout an entire year of net income earned at the same rate as net income is earned by the account for the base period.

         Yield is calculated without regard to realized and unrealized gains and losses. The Fund's yield will vary depending on prevailing interest rates, operating expenses and the quality, maturity and type of instruments held in the Fund's portfolio. Consequently, no yield quotation should be considered as representative of what the Fund's yield may be for any future period. The Fund's yields are not guaranteed.

         Shareholders comparing Fund yield with that of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should consider such things as liquidity, minimum balance requirements, check writing privileges, the differences in the periods and methods used in the calculation of the yields being compared, and the impact of taxes on alternative types of investments.

         Yield information may be useful in reviewing the Fund's performance and providing a basis for comparison with other investment alternatives. However, unlike bank deposits, traditional corporate or municipal bonds or other investments which pay a fixed yield for a stated period of time, money market and tax exempt money market fund yields fluctuate.

                                   APPENDIX A
                                   ----------

                     DESCRIPTION OF CERTAIN FUND INVESTMENTS
                     ---------------------------------------

         Obligations Backed by Full Faith and Credit of the U.S. Government -- are bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. Government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration.

         Other U.S. Government Obligations -- are bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. Government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

         Repurchase Agreements -- are agreements by which the Fund purchases a security (usually a U.S. Government Obligation) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

         Certificates of Deposit -- are certificates issued against funds deposited in a bank, are for a definite period of time, earn a specified rate of return and are normally negotiable.

         Bankers' Acceptances -- are short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

         Yankee dollar Obligations -- obligations of U.S. branches of foreign banks.

         Commercial Obligations -- include bonds and notes issued by corporations in order to finance longer-term credit needs. (See Appendix B.)

                                   APPENDIX B
                                   ----------

                    RATINGS OF CORPORATE AND COMMERCIAL PAPER
                    -----------------------------------------


         Set forth below are descriptions of the highest ratings of Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Corporation ("S&P") for corporate bonds and commercial paper. Ratings for commercial paper have been included since certain of the obligations which the Fund is authorized to purchase have characteristics of commercial paper and have been rated as such by Moody's and S&P.

MOODY'S RATINGS
---------------

Corporate Bonds
---------------

         Aaa -- bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         Aa -- Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Commercial Paper
----------------

         The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         Issuers rated Prime-1 are judged to be of the best quality. Their short-term debt obligations carry the smallest degree of investment risk. Margins of support for current indebtedness are large or stable with cash flow and asset protection well assured. Current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available. While protective elements may change over the intermediate or long term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations.

S&P RATINGS
-----------

Corporate Bonds
---------------

         AAA -- this is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

         AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

Commercial Paper
----------------

         Commercial paper rated A-1 by S&P has the following characteristics:
Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. Their reliability and quality of management are unquestioned. Commercial paper within the A-1 category which has overwhelming safety characteristics is denoted "A-1+."

Part C.           OTHER INFORMATION  (Magna Money Market Fund only)
                  -----------------

Item 24.          Financial Statements and Exhibits
                  ---------------------------------

         (a)      Financial Statements:      Not Applicable

         (b)      Exhibits:

                  1.       Agreement and Declaration of Trust.(1)

                  2.       By-Laws.(1)

                  3.       None.

                  4.       Form of Share Certificate.(2)

                  5.       Form of Investment Advisory Agreement.

                  6.       Form of Distribution Agreement.(2)

                  7.       None.

                  8.       Form of Custodian Agreement.(2)

                  9.(a)    Form of Administration Agreement.(2)

                  9.(b)    Form of Transfer Agent Agreement.(2)

                  9.(c)    Form of Fund Accounting Agreement.(2)

                  9.(d)    Form of Organizational Expense Reimbursement
                           Agreement.(2)

                  10.      Opinion and Consent of Counsel.(2)

                  11.      Not Applicable.

-----------------------

         (1) Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on December 20, 1996.

         (2) Incorporated by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on December 18, 1997.

                  12.      None.

                  13.      Letter regarding sale of initial shares.(2)

                  14.      Not Applicable.

                  15.      Rule 12b-1 Plan.

                  16.      Computations of Performance Data.(2)

                  17.      Not Applicable.

                  18.      Not Applicable.

                  19. Powers of Attorney of Robert A. Archibald, Earl E. Lazerson, Robert E. Saur, Harry R. Maier, Neil Seitz and Brad L. Badgley.(3)

Item 25.          Persons Controlled by or under Common Control with Registrant
                  -------------------------------------------------------------

                  None.

Item 26.          Number of Holders of Securities
                  -------------------------------

                  None.

Item 27.          Indemnification
                  ---------------

                  See Item 27 of Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 33-78408) filed on July 15, 1994, which is hereby incorporated by reference.

-----------------------

         (3) Incorporated by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement (File No. 33-78408) filed electronically with the Securities and Exchange Commission on November 30, 1998.

Item 28.          Business and Other Connections of Investment Adviser
                  ----------------------------------------------------

                  (a) Union Planters Bank, National Association ("Union Planters"), the adviser of the Registrant, is a national bank. Union Planters operates as a community bank providing various financial services to customers and mid-sized businesses in its immediate geographic area. Union Planters serves as investment adviser to one other registered investment company, "The Planters Funds Tennessee Tax Free."

                  (b) The name, address and principal occupation of Union Planters' directors and principal executive officers are as follows:

Name and Business Address            Title               Principal Occupation
-------------------------            -----               --------------------
Albert M. Austin                     Director          Chairman, Cannon, Austin
Cannon, Austin & Cannon, Inc.                          & Cannon, Inc.
6685 Poplar Avenue, #200
Germantown, TN 38138

Marvin E. Bruce                      Director          Retired
3260 Habersham Road
Atlanta, GA  30305

George W. Bryan                      Director          Senior Vice President,
Sara Lee Corporation                                   Sara Lee Corporation
8000 Centerview Parkway
Suite 300
Cordova, TN  38018

James E. Harwood                     Director          President, Sterling
Sterling Equities                                      Equities
845 Crossover Lane, Suite 124
Memphis, TN 38117

Name and Business Address            Title               Principal Occupation
-------------------------            -----               --------------------
Parnell S. Lewis, Jr.                Director          President, Anderson-Tully
Anderson-Tully Company                                 Company
1242 N. Second Street
Memphis, TN 38101

C.J. Lowrance, III                   Director          President, Lowrance
Lowrance Brothers & Company, Inc.                      Brothers & Company, Inc.
Highway 61
Driver, AR 72329

Jackson W. Moore                     Director,         President and Chief
Union Planters Corporation           President and     Operating Officer, Union
7130 Goodlett Farms Pkwy.            Chief Operating   Planters Corporation and
Memphis, TN 38017                    Officer           Union Planters Bank, N.A.

Stanley D. Overton                   Director          Retired
#7 Warwick Lane
Nashville, TN 37205

Benjamin W. Rawlins, Jr.             Director,         Chairman and Chief
Union Planters Corporation           Chairman and      Executive Officer, Union
7130 Goodlett Farms Parkway          Chief Executive   Planters Corporation and
Memphis, TN 38017                    Officer           Union Planters Bank, N.A.

Dr. V. Lane Rawlins                  Director          President, University of
University of Memphis 341                              Memphis
Administration Building
Campus Box 526643
Memphis, TN 38152-6643

Donald F. Schuppe                    Director          Retired
6448 Wynfrey Place
Memphis, TN 38120

David M. Thomas                      Director          Retired
1765 Camellia Drive
Greenville, MS 38701

Richard A. Trippeer, Jr.             Director          President, R.A. Trippeer,
R.A. Trippeer, Inc.                                    Inc.
5865 Ridgeway Center Pkwy.
Suite 300
Memphis, TN 38120

Spence L. Wilson                     Director          President, Kemmons
Kemmons Wilson, Inc.                                   Wilson, Inc.
1629 Winchester Road
Memphis, TN 38116

C.E. Heiligenstein                   Director          Attorney, Heiligenstein &
Heiligenstein & Badgley, P.C.                          Badgley, P.C.
30 Public Square
Belleville, IL  62220

Carl G. Hogan, Sr.                   Director          Chairman and Chief
Hogan Motor Leasing, Inc.                              Executive Officer, Hogan
1000 North 14th Street                                 Motor Leasing, Inc.
P.O. Box 7521
St. Louis, MO  63106

S. Lee Kling                         Director          Chairman of the Board,
Kling Rechter & Co.                                    Kling Rechter & Co.
1401 S. Brentwood Blvd.                                (merchant banking
Suite 800                                              company)
St. Louis, MO  63144

Item 29.          Principal Underwriters
                  ----------------------

                  BISYS Fund Services ("BISYS") acts as distributor and administrator for Registrant. BISYS also distributes the securities of the following investment companies:

                  Alpine Equity Trust
                  The ARCH Fund, Inc.
                  American Performance Funds
                  AmSouth Mutual Funds
                  The BB&T Mutual Funds Group
                  The Coventry Group
                  ESC Strategic Funds, Inc.
                  The Eureka Funds
                  Fountain Square Funds

                  Hirtle Callaghan Trust
                  HSBC Family of Funds
                  INTRUST Funds Trust
                  The Infinity Mutual Funds, Inc.
                  The Kent Funds
                  Magna Funds
                  Meyers Investment Trust
                  MMA Praxis Mutual Funds
                  M.S.D. & T Funds
                  Pacific Capital Funds
                  Parkstone Group of Funds
                  The Parkstone Advantage Funds
                  Pegasus Funds
                  The Republic Advisors Funds Trust
                  Puget Sound Alternative Investment Series Trust
                  The Republic Funds Trust
                  The Riverfront Funds, Inc.
                  Sefton Funds
                  The Sessions Group
                  Summit Investment Trust
                  Variable Insurance Funds
                  The Victory Portfolios
                  The Victory Variable Funds
                  Vintage Funds, Inc.

Name and Principal           Positions and Offices      Positions and Offices
Business Address             with Distributor           with Registrant
----------------             ----------------           ---------------
BISYS Fund Services, Inc.    Sole General Partner       None
150 Clove Road
Little Falls, NJ 07424

WC Subsidiary Corporation    Sole Limited Partner       None
150 Clove Road
Little Falls, NJ 07424

Each of these corporations is a subsidiary of The BISYS Group, Inc., 150 Clove Road, Little Falls, NJ 07424.

* The mailing address of each of the directors and officers is c/o BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 unless otherwise indicated.

Item 30.          Location of Accounts and Records
                  --------------------------------

                  The following companies maintain possession of the documents required by the specified rules:

                  (a)      Union Planters Bank, National Association

                           Rule 31a-1(b)(9),(10),(11) and
                            (12),(e) and (f)
                           Rule 31a-2(d) and (e)

                  (b)      Fifth Third Bank

                           Rule 31a-1(b)(1) - (3), (5) - (9)
                           Rule 31a-2(c)

                  (c)      BISYS Fund Services

                           Rule 31a-1(a), (b)(4), (12), (c) and (d)
                           Rule 31a-2(a) and (c)

Item 31.          Management Services
                  -------------------

                  Not applicable.

Item 32.          Undertakings
                  ------------

(a) The Registrant hereby undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders containing the information required by Item 5A of Form N-1A omitted from the Prospectus, upon request and without charge.

                              ********************

                                     NOTICE


         A copy of the Agreement and Declaration of Trust of Magna Funds (the "Trust") is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Magna Funds, has duly caused this Post-Effective Amendment No. 6 to the Trust's Registration Statement under the Securities Act of 1933 and Post-Effective Amendment No. 8 to the Trust's Registration Statement under the Investment Company Act of 1940, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus and the State of Ohio, on the 11th day of March, 1999.

                                          MAGNA FUNDS

                                          By: /S/ WALTER B. GRIMM
                                              ------------------------------
                                                   Walter B. Grimm
                                                   President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/S/ WALTER B. GRIMM
------------------------------------
Walter B. Grimm
President
Date:  March 11, 1999

/S/ PAUL T. KANE
------------------------------------
Paul T. Kane
Treasurer (Chief Accounting Officer)
Date:  March 11, 1999

*BRAD L. BADGLEY
----------------------
Brad L. Badgley
Trustee

*EARL E. LAZERSON            *ROBERT E. SAUR              *NEIL SEITZ
----------------------       ----------------------       ----------------------
Earl E. Lazerson             Robert E. Saur               Neil Seitz
Trustee                      Trustee                      Trustee

*ROBERT R. ARCHIBALD         *HARRY R. MAIER          *By:/S/ WALTER B. GRIMM
----------------------       ----------------------       ----------------------
Robert R. Archibald          Harry R. Maier               Walter B. Grimm
Trustee                      Trustee                      Attorney in Fact
                                                          Date:  March 11, 1999

                                  EXHIBIT INDEX
                                  -------------

Exhibit No.                Name of Exhibit
-----------                ---------------

5                          Form of Investment Advisory Agreement

15                         Form of Rule 12b-1 Plan